Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 17, 2015
Registrant Name	dei_EntityRegistrantName	Index Funds
CIK	dei_EntityCentralIndexKey	0001345125
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 17, 2015
Effective Date	dei_DocumentEffectiveDate	Apr. 17, 2015
Prospectus Date	rr_ProspectusDate	Apr. 17, 2015
S&P 500 Equal Weight
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Index Funds S&P 500 Equal Weight
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Index Funds S&P 500 Equal Weight (the “Fund”) seeks to replicate, before fees and expenses, the total return of the S&P 500 Equal Weight Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-07-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the Fund’s initial fiscal year.
Example, heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effects of any waivers or reimbursement agreements are reflected for the contractual periods of any such arrangements only. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Standard & Poor’s 500 Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors. Overall Fund positions will be typically assessed and if necessary rebalanced quarterly and other intervals as The Index Group, Inc. (the “Adviser”, formerly The Willis Group, Inc.) deems appropriate, bearing in mind that the Index is also typically rebalanced quarterly, in order to seek to achieve the Fund’s investment objective.

An equal-weight index (such as the Index) differs from a market-cap index (such as the S&P 500 Index) in that an equal weight index will typically contain all of the 500 constituents in the index approximately equally, while each constituent stock’s weight in a market-cap index is typically proportionate to its market capitalization. By definition, companies with the largest market capitalizations will be the highest weights within a market-cap index. In contrast, every company within an equal weight index should have the same weight over time, regardless of the relative market capitalizations of the companies.

As of March 2015, the Index included companies with a market capitalization of $5.3 billion and higher. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the Index.

The Fund will invest, under normal circumstances, at least 80% of its net assets and borrowings for investment purposes in securities of issuers included in the Index. Under normal circumstances, the Adviser expects the Fund to invest the remaining portion of its portfolio, which may be up to 20% of the Fund’s net assets and borrowings, in: (i) securities or other financial instruments that have economic characteristics similar to constituents of the Index, or are intended to track the performance of the Index as a whole (which may include without limitation futures, options on futures, options, swaps, repurchase agreements, and securities of other investment companies, such as exchange-traded funds), or (ii) cash, cash equivalents, U.S. Government securities and securities of non-U.S. issuers. In particular, the Fund’s use of futures may include futures on indices. In certain situations where, for example, the Fund’s access to certain issuers is, in the Adviser’s view, limited, the Fund may not hold all of the constituents of the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index, or buy securities that are not yet represented in the Index in anticipation of their addition to the Index.

The Fund’s investments in securities of other investment companies, such as certain exchange-traded funds, are subject to certain risks, described in greater detail below.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of principal risks of investing in the Fund which could affect the net asset value and total return of the Fund. There are other circumstances (including additional risks not described here) which could prevent the Fund from achieving its investment objective.

• Market Risk – The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

• Management Risk – The investment techniques and risk analysis used by the Fund’s Adviser may not produce the intended results and could adversely impact the performance of the Fund.

• Correlation and Tracking Error Risk - Various factors may impede the Fund’s ability to track the Index or achieve a high degree of correlation with the Index. For example, the Fund has operating and other expenses, while the Index does not. As a result, the Fund may underperform the Index to some degree over time. Changes in securities markets, changes in the composition of the Index, timing of purchases and sales of securities underlying the Index, timing of purchases and sales of Fund shares, rounding of share prices, regulatory developments, portfolio turnover and use of derivatives may all contribute to tracking error and/or affect the correlation between the Fund and the Index. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

• Passive Investment Strategy Risk - The Fund utilizes a passive investment strategy, which attempts to track the performance of an unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of the Fund and the Index may be affected by changes in the securities markets, changes in the composition of the Index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund. Any performance better than the Index could be unusual and temporary.

• Equity Risk The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

• Derivatives Risk - The performance of derivative instruments is tied to the performance of an underlying security, currency, index, commodity or other asset. In addition to risks relating to their underlying assets, the use of derivatives may include other, possibly greater, risks. Derivatives involve transaction costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with derivatives may include counterparty risk (which refers to the risk that other parties to the derivative contract may fail to meet their obligations), margin, leverage, correlation, liquidity, tax, market, interest rate and management risks, as well as the risk of potential increased regulation of derivatives. Derivatives may be also more difficult to purchase, sell or value than other investments, and the inability of a holder of a derivative instrument to close out a position could cause losses.

• Futures Contracts Risk - The Fund may use futures contracts, which are a type of derivative instrument, and thus generally subject to the risks described in “Derivatives Risk” above. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) transaction costs associated with investments in futures, including margin requirements.

• Investment in Investment Companies Risk - Investing in other investment companies, including money market funds and exchange-traded funds, subjects the Fund to fees and expenses of, as well as those risks affecting, the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease.

• Trading Halt Risk – An exchange or market may issue trading halts on specific securities or instruments, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

• New Fund Risk – The Fund is new and has limited or no performance history for investors to evaluate.

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

May Lose Money	rr_RiskLoseMoney	As a result, you may lose money if you invest in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance is available on the Fund’s website www.Index.World or by calling 1-844-464-6339.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not commenced investment operations.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-844-464-6339
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.index.world
S&P 500 Equal Weight | No Load Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INDEX
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee for Accounts under $25,000	rr_ShareholderFeeOther	20.00
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.30%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	31
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	240

[1]	Other Expenses are based on estimated amounts for the Fund's initial fiscal year.
[2]	The Index Group, Inc. (the "Adviser", formerly known as The Willis Group, Inc.), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.30% of the Fund's average daily net assets for No Load class Shares. This agreement is in effect through July 31, 2016. This agreement may not be terminated or modified prior to this date except with the approval of the Fund's Board of Trustees.